SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract liability activity (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 1,577,645	$ 705,563	$ 936,832	$ 560,107	$ 560,107	$ 1,077,511
Recognition of revenue recorded as a contract liability		(455,175)	(568,017)	(389,390)	(357,086)	(1,032,605)
Customer advance payments	514,433	1,327,257	1,767,618	766,115	677,854	515,201
Adjustments for the cancelled contract					(175,312)
Ending balance	$ 761,848	$ 1,577,645	$ 2,136,433	$ 936,832	$ 705,563	$ 560,107